STOCKHOLDERS' DEFICIENCY (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility, Minimum	58.63%	49.90%
Volatility, Maximum	75.77%	75.10%
Risk-free interest rate, Minimum	0.33%	0.37%
Risk-free interest rate, Maximum	2.98%	0.96%
Dividend yield	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	9 years 8 months 19 days	5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	2 years 8 months 12 days	2 years 6 months